Pacer Salt Low truBetaTM US Market ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 91.4%
Aerospace/Defense - 1.0%
General Dynamics Corp.	280	$59,388

Agriculture - 3.4%
Altria Group, Inc.	1,265	64,363
Archer-Daniels-Midland Co.	899	67,425
Philip Morris International, Inc.	631	64,899
		196,687
Apparel - 0.9%
NIKE, Inc. - Class B	337	49,900

Auto Manufacturers - 1.0%
PACCAR, Inc.	638	59,328

Auto Parts & Equipment - 0.9%
Gentex Corp.	1,617	50,774

Beverages - 5.1%
Brown-Forman Corp. - Class B	800	53,944
Keurig Dr Pepper, Inc.	1,610	61,100
Molson Coors Brewing Co. - Class B	1,233	58,765
PepsiCo, Inc.	337	58,476
The Coca-Cola Co.	1,012	61,742
		294,027
Biotechnology - 1.1%
Amgen, Inc.	273	62,009

Chemicals - 1.8%
Air Products & Chemicals, Inc.	193	54,449
Ecolab, Inc.	247	46,794
		101,243
Commercial Services - 1.9%
Rollins, Inc.	1,782	54,975
Service Corp. International	838	51,721
		106,696
Cosmetics/Personal Care - 2.0%
Colgate-Palmolive Co.	714	58,869
The Procter & Gamble Co.	367	58,885
		117,754
Diversified Financial Services - 3.0%
CME Group, Inc.	250	57,375
Intercontinental Exchange, Inc.	421	53,324
The Western Union Co.	3,122	59,037
		169,736
Electric - 18.5%
Alliant Energy Corp.	968	57,944
Ameren Corp.	654	58,036
American Electric Power Co., Inc.	679	61,382
CMS Energy Corp.	912	58,715
Consolidated Edison, Inc.	690	59,650
Dominion Energy, Inc.	748	60,334
Duke Energy Corp.	565	59,359
Edison International	848	53,246
Evergy, Inc.	850	55,216
Eversource Energy	649	58,079
Exelon Corp.	1,057	61,253
FirstEnergy Corp.	1,436	60,255
Pinnacle West Capital Corp.	865	60,213
PPL Corp.	1,980	58,766
Public Service Enterprise Group, Inc.	894	59,478
Southern Co.	876	60,873
WEC Energy Group, Inc.	610	59,194
Xcel Energy, Inc.	858	59,768
		1,061,761
Environmental Control - 1.9%
Republic Services, Inc.	423	54,000
Waste Management, Inc.	349	52,504
		106,504
Food - 8.2%
Campbell Soup Co.	1,319	58,194
Conagra Brands, Inc.	1,771	61,560
General Mills, Inc.	879	60,370
Hormel Foods Corp.	1,236	58,673
Kellogg Co.	910	57,330
Mondelez International, Inc.	914	61,265
The Hershey Co.	306	60,303
The Kroger Co.	1,279	55,752
		473,447
Healthcare-Products - 4.8%
Baxter International, Inc.	703	60,064
Boston Scientific Corp. (a)	1,381	59,245
Danaher Corp.	181	51,728
Medtronic PLC	507	52,470
ResMed, Inc.	220	50,292
		273,799
Healthcare-Services - 1.0%
UnitedHealth Group, Inc.	121	57,181

Household Products/Wares - 3.1%
Church & Dwight Co., Inc.	595	61,077
Kimberly-Clark Corp.	420	57,813
The Clorox Co.	338	56,736
		175,626
Insurance - 4.1%
Brown & Brown, Inc.	847	56,139
Marsh & McLennan Cos., Inc.	332	51,009
The Allstate Corp.	529	63,834
The Progressive Corp.	599	65,087
		236,069
Media - 1.9%
Comcast Corp. - Class A	1,177	58,838
The New York Times Co. - Class A	1,266	50,678
		109,516
Pharmaceuticals - 8.3%
AmerisourceBergen Corp.	464	63,197
Bristol-Myers Squibb Co.	1,010	65,539
CVS Health Corp.	576	61,350
Eli Lilly & Co.	233	57,176
Johnson & Johnson	343	59,095
Merck & Co., Inc.	789	64,288
Pfizer, Inc.	1,079	56,852
Zoetis, Inc.	248	49,548
		477,045
Retail - 3.7%
Costco Wholesale Corp.	103	52,028
Dollar General Corp.	256	53,371
McDonald's Corp.	216	56,041
Yum! Brands, Inc.	426	53,323
		214,763
Software - 6.2%
Akamai Technologies, Inc. (a)	504	57,733
Black Knight, Inc. (a)	776	57,890
CDK Global, Inc.	1,438	61,791
Citrix Systems, Inc.	700	71,358
Fidelity National Information Services, Inc.	546	65,476
Oracle Corp.	556	45,125
		359,373
Telecommunications - 5.8%
AT&T, Inc.	2,492	63,546
Ciena Corp. (a)	779	51,656
Cisco Systems, Inc.	964	53,666
Motorola Solutions, Inc.	216	50,099
T-Mobile US, Inc. (a)	497	53,760
Verizon Communications, Inc.	1,134	60,363
		333,090
Transportation - 1.8%
Expeditors International of Washington, Inc.	435	49,799
Union Pacific Corp.	231	56,491
		106,290
TOTAL COMMON STOCKS (Cost $4,709,231)		5,252,006

Real Estate Investment Trusts - 8.5%
AGNC Investment Corp.	3,644	54,259
American Campus Communities, Inc.	1,044	54,559
American Homes 4 Rent - Class A	1,373	53,726
Cousins Properties, Inc.	1,446	55,758
Crown Castle International Corp.	295	53,841
CubeSmart	1,045	53,023
Digital Realty Trust, Inc.	341	50,887
Duke Realty Corp.	924	53,389
Equity Residential	655	58,118
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $403,395)		487,560

	Principal Amount
SHORT-TERM INVESTMENTS - 0.0% (c)
Money Market Deposit Accounts - 0.0% (c)
U.S. Bank Money Market Deposit Account, 0.003% (b)	$2,107	2,107
TOTAL SHORT-TERM INVESTMENTS (Cost $2,107)		2,107

Total Investments (Cost $5,114,733) - 99.9%		5,741,673
Other Assets in Excess of Liabilities - 0.1%		5,572
TOTAL NET ASSETS - 100.0%		$5,747,245

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2022.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 5,252,006	$ -	$ -	$ -	$ 5,252,006
Real Estate Investment Trusts	487,560	-	-	-	487,560
Short-Term Investments	2,107	-	-	-	2,107
Total Investments in Securities	$ 5,741,673	$ -	$ -	$ -	$ 5,741,673
^ See Schedule of Investments for industry breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.